SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 5,563	$ 4,823	$ 15,411	$ 14,771
Gross profit	2,801	2,771	8,469	8,509
Research and development expenses	663	361	1,427	1,079
Selling and marketing expenses	940	780	2,731	2,562
Segments Profitability	765	1,010	2,291	2,421
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,964	1,800	5,602	5,436
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,904	2,202	7,368	7,289
Gross profit	1,466	1,005	3,537	3,487
Research and development expenses	184	132	445	377
Selling and marketing expenses	415	295	1,027	1,004
Segments Profitability	867	578	2,065	2,106
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,048	2,178	6,471	6,224
Gross profit	1,783	1,859	5,632	5,345
Research and development expenses	228	220	702	655
Selling and marketing expenses	458	417	1,393	1,360
Segments Profitability	$ 1,097	$ 1,222	$ 3,537	$ 3,330